Investments in associates - Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of associates [Abstract]
Balance - January 1	$ 43,262	$ 87,444
Share of loss, net	(14,178)	(30,025)
Share of other comprehensive (loss) income, net	(601)	463
Net loss on ownership dilution	0	(9,300)
Gain on deemed disposal	54,439	0
Transfers to other investments	(84,502)	0
Foreign exchange revaluation impact	1,580	(5,320)
Balance - December 31	$ 0	$ 43,262